UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
12/31/17 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
MAC — Municipal Assurance Corporation
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.47% as of the close of the reporting period
MUNICIPAL BONDS AND NOTES (98.2%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.0%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Baa3	$1,750,000	$1,815,293

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	1,000,000	1,196,960

Jefferson, Cnty. Rev. Bonds (Warrants)
5.00%, 9/15/34	AA	2,575,000	2,999,746
5.00%, 9/15/33	AA	350,000	408,965

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	3,500,000	3,795,225

			10,216,189
Arizona (4.7%)

AZ Game & Fish Dept. and Comm. Rev. Bonds (AGF Administration Bldg.), 5.00%, 7/1/21	A2	500,000	501,325

AZ State Hlth. Fac. Auth. Rev. Bonds (Scottsdale Hlth. Care), 5.00%, 12/1/28	A2	500,000	586,845

AZ State Hlth. Fac. Auth. Hlth. Care Ed. Rev. Bonds (Kirksville College), 5.125%, 1/1/30	A-	750,000	790,920

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. D, 5.00%, 7/1/51	BB	1,025,000	1,070,695

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5.00%, 7/1/30	A1	500,000	545,490

AZ State U. Nanotechnology Research, LLC Lease Rev. Bonds (AZ State U. Research Park Lease), Ser. A, AGC, 5.00%, 3/1/34	AA	500,000	516,825

Casa Grande, G.O. Bonds, Ser. B, 4.00%, 8/1/27	AA-	250,000	283,328

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	2,850,000	8,519

Central AZ State Wtr. Conservation Dist. Rev. Bonds (Wtr. Delivery Operation & Maintenance (O&M)), 5.00%, 1/1/36	AA+	640,000	750,733

El Mirage G.O. Bonds, AGM, 5.00%, 7/1/42	AA	250,000	275,073

Flagstaff, G.O. Bonds
Ser. B, 5.00%, 7/1/21	Aa2	200,000	222,156
4.00%, 7/1/27	Aa2	100,000	113,794

Gilbert, Pub. Facs. Rev. Bonds
5.00%, 7/1/20	Aa1	250,000	269,875
5.00%, 7/1/18	Aa1	500,000	508,840

Glendale, Excise Tax Rev. Bonds
5.00%, 7/1/31	AA	2,100,000	2,529,450
5.00%, 7/1/30	AA	300,000	363,321

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	4,500,000	4,788,900

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	3,500,000	3,906,595

Goodyear Cmnty., Fac. Utils. G.O. Bonds (Dist. No. 1), 4.00%, 7/15/21	A1	150,000	160,449

Goodyear, Wtr. & Swr. Rev. Bonds, AGM, 5.50%, 7/1/41	AA	500,000	556,455

Lake Havasu City, Waste Wtr. Syst. Rev. Bonds, Ser. B, AGM, 5.00%, 7/1/43	AA	250,000	286,585

Maricopa Cnty., G.O. Bonds
(Unified School Dist. No. 89 Dysart), 5.00%, 7/1/25	A+	500,000	582,650
(Unified School Dist. No. 60 Higley School Impt.), Ser. C, AGM, 4.00%, 7/1/33	AA	150,000	162,933
(Unified School Dist. No. 89 Dysart), BAM, 4.00%, 7/1/27	AA	550,000	619,966

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds
(Banner Hlth.), Ser. A, 5.00%, 1/1/41	AA-	2,000,000	2,343,200
(Banner Hlth. Oblig. Group), Ser. A, 5.00%, 1/1/35	AA-	500,000	587,365
(Banner Hlth.), Ser. A, 4.00%, 1/1/41	AA-	2,500,000	2,652,325

Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), Ser. C, 5.00%, 7/1/48	AA-	600,000	699,048
(Reid Traditional Schools Painted Rock Academy), 5.00%, 7/1/36	Baa3	250,000	272,553
(Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	350,000	360,462

Maricopa Cnty., Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6.00%, 7/1/39	A	750,000	796,253

Maricopa Cnty., Indl. Dev. Auth. Solid Waste Disp. Mandatory Put Bonds (6/3/24) (Waste Mgt., Inc.), 3.375%, 12/1/31	A-2	250,000	259,083

Maricopa Cnty., Poll. Control Rev. Bonds
(El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	4,350,000	4,615,394
(Southern CA Edl. Co.), Ser. A, 5.00%, 6/1/35	Aa3	650,000	691,236

Northern AZ U. Rev. Bonds
5.00%, 6/1/36	A1	450,000	489,789
5.00%, 6/1/34	A1	250,000	285,693

Peoria, Dev. Auth. Inc. Rev. Bonds, 5.00%, 7/1/23	AA+	500,000	568,550

Phoenix, Civic Impt. Corp. Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/40 (Prerefunded 7/1/20)	A1	500,000	540,515

Phoenix, Civic Impt. Corp. Dist. Rev. Bonds (Civic Plaza), Ser. B, FGIC, NATL, 5.50%, 7/1/43	Aa2	1,000,000	1,390,130

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,080,430
(Great Hearts Academies), Ser. A, 5.00%, 7/1/36	BBB-	150,000	167,126
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	150,000	158,991
(Great Hearts Academies), 3.75%, 7/1/24	BBB-	235,000	247,314

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
5.00%, 7/1/35	BB	100,000	105,229
Ser. A, 5.00%, 7/1/35	BB	150,000	157,844

Pima Cnty., G.O. Bonds (Unified School Dist. No. 6), MAC, 4.00%, 7/1/28	AA	200,000	220,962

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Providence Day School, Inc.), 5.125%, 12/1/40	BBB+	500,000	522,710

Queen Creek, Excise Tax & State Shared Rev. Rev. Bonds, 5.00%, 8/1/31	AA	500,000	595,535

Salt River, Rev. Bonds (Agricultural Impt. & Pwr. Dist. Elec. Syst.), Ser. A, 5.00%, 12/1/45	Aa1	500,000	585,550

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	1,900,000	2,385,754
5.00%, 12/1/37	Baa1	500,000	626,680

Student & Academic Svcs., LLC Rev. Bonds (Northern AZ Cap. Fac. Fin. Corp.), BAM, 5.00%, 6/1/25	AA	200,000	234,354

Sundance Cmnty., Fac. Dist. G.O. Bonds, MAC, 4.00%, 7/15/24	AA	250,000	274,370

Tempe, Rev. Bonds (Excise Tax), 5.00%, 7/1/31	AAA	250,000	299,468

U. Med. Ctr. Corp. Hosp. Rev. Bonds, FHL Banks Coll., FHLMC Coll., FNMA Coll., U.S. Govt. Coll., 5.00%, 7/1/20 (Escrowed to Maturity)	AAA/P	250,000	269,620

U. Med. Ctr. Corp. Hosp. Rev. Bonds, U.S. Govt. Coll.
6.50%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	500,000	535,575
6.25%, 7/1/29 (Prerefunded 7/1/19)	AAA/P	500,000	533,735

U. of AZ Board of Regents Syst. Rev. Bonds (Green Bond), Ser. A, 5.00%, 7/1/41	Aa2	200,000	233,680

Vistancia, Cmnty. Fac. Dist. G.O. Bonds, 5.00%, 7/15/26	A1	250,000	269,208

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Yavapai Regl. Med. Ctr.)
Ser. A, 5.25%, 8/1/33	Baa1	100,000	110,663
5.00%, 8/1/34	Baa1	300,000	337,347

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	265,000	271,956

Yuma, Indl. Dev. Auth. Hosp. Rev. Bonds (Yuma Regl. Med. Ctr.), Ser. A, 5.25%, 8/1/32	A-	400,000	457,300

			47,634,719
California (6.5%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	A-/F	1,300,000	1,405,716

Bay Area Toll Auth. of CA Rev. Bonds (San Francisco Bay Area Sub. Toll Bridge), Ser. S-7, 4.00%, 4/1/32	AA-	5,615,000	6,227,877

CA State G.O. Bonds, 4.00%, 11/1/32	Aa3	7,000,000	7,793,520

CA State Edl. Fac. Auth. Rev. Bonds (Pacific U.), Ser. A, 5.00%, 11/1/30	A2	750,000	826,088

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,500,000	1,628,550
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,915,118

CA State U. Rev. Bonds (Systemwide), Ser. A, 5.00%, 11/1/41	Aa2	4,070,000	4,813,752

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	703,057
AGM, 5.00%, 11/15/44	AA	1,500,000	1,707,810

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5.00%, 9/1/35	A-	585,000	657,792

Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-1, 5.00%, 6/1/28	BBB	1,500,000	1,761,825

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	AA	2,000,000	2,296,160

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	3,305,115

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, Ser. A, 5.00%, 8/1/40	Aa3	1,000,000	1,154,420

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	A1	4,000,000	3,329,760

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	A3	7,500,000	6,632,100

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/25	A3	630,000	681,452

San Bernardino, Cmnty. College Dist. G.O. Bonds, Ser. A
4.00%, 8/1/33	Aa2	800,000	883,688
4.00%, 8/1/32	Aa2	4,340,000	4,809,414

San Francisco City & Cnty., Arpt. Commission Rev. Bonds, Ser. 2-34E, 5.75%, 5/1/20 (Prerefunded 5/1/18)	A1	11,000,000	11,147,510

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	1,375,000	1,657,425

			65,338,149
Colorado (1.8%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	Baa2	650,000	746,330
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/45	Baa1	1,000,000	1,106,080
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,119,500
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,106,080

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds (Evangelical Lutheran Good Samaritan Society), 5.00%, 6/1/47	BBB	700,000	784,147

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,241,682

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21) (Sr. Libor Index), Ser. B, 2.098%, 9/1/39	A3	1,000,000	1,012,540

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	A	13,000,000	7,461,740

High Plains Co. Metro. Dist. G.O. Bonds, NATL, 4.00%, 12/1/47	Baa2	1,675,000	1,740,308

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	256,307

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	821,010

			18,395,724
Connecticut (0.4%)

CT State Hlth. & Edl. Fac. Auth. Mandatory Put Bonds (2/3/20) (Yale U.), Ser. A, 1.30%, 7/1/48	VMIG1	2,500,000	2,472,025

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,650,210

			4,122,235
Delaware (0.6%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,700,000	1,836,459
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,000,000	2,093,460

DE State Hlth. Fac. Auth. Rev. Bonds (Bayhealth Med. Ctr.), Ser. A, 4.00%, 7/1/40	AA-	1,750,000	1,840,405

			5,770,324
District of Columbia (4.0%)

DC G.O. Bonds
Ser. D, 5.00%, 6/1/41	Aa1	8,580,000	10,193,297
Ser. C, 5.00%, 6/1/38	Aa1	2,000,000	2,309,820

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	2,955,000	3,182,151
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	45,000	51,789
(Kipp Charter School), 6.00%, 7/1/33 (Prerefunded 7/1/23)	BBB+	950,000	1,150,650
(Kipp DC), Ser. A, 5.00%, 7/1/37	BBB+	3,750,000	4,292,400

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	A2	1,035,000	1,037,091

DC U. Rev. Bonds (Gallaudet U.)
5.50%, 4/1/41	A+	2,000,000	2,204,180
5.50%, 4/1/34	A+	1,000,000	1,104,410

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. B
5.00%, 10/1/37	AA+	3,135,000	3,683,594
5.00%, 10/1/35	AA+	5,000,000	5,894,250

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	4,936,030

			40,039,662
Florida (4.7%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	4,000,000	4,267,000

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	890,000	918,649

FL State Board of Ed. Pub. Rev. Bonds (Capital Outlay), Ser. C, 4.00%, 6/1/32	AAA	9,000,000	9,982,260

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr. Supply), Ser. A, 5.00%, 10/1/31	A2	495,000	506,350

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,537,685

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.)
5.00%, 11/15/45	A2	1,735,000	1,940,840
5.00%, 11/15/40	A2	2,175,000	2,445,918

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,060,000	1,087,295

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,316,950

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41	A2	5,000,000	5,361,050
Ser. A, 5.00%, 10/1/38	A	1,750,000	2,011,048
5.00%, 10/1/28	A2	500,000	585,580

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A+	1,000,000	1,143,850

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,982,916

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,677,450

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	536,366

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.20%, 10/1/22	AA-	3,405,000	3,500,170

			47,801,377
Georgia (3.4%)

Atlanta, Tax Alloc. Bonds (Atlantic Station)
5.00%, 12/1/24	A3	800,000	933,384
5.00%, 12/1/22	A3	1,375,000	1,553,269
5.00%, 12/1/18	A3	1,250,000	1,287,463

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	2,000,000	2,115,940

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
5.00%, 11/1/43	Aa2	2,750,000	3,199,625
5.00%, 11/1/40	Aa2	4,860,000	5,665,205

Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19) (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A3	2,000,000	1,983,380

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	130,000	134,601

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	2,250,000	2,479,973

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	2,085,000	2,215,041
5.00%, 3/1/37	BBB-/F	450,000	487,670

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds
(Northeast GA Hlth. Care), Ser. S, 5.50%, 8/15/54	AA-	1,825,000	2,172,407
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/37	A	1,000,000	1,152,620
(Northeast GA Hlth. Syst., Inc.), Ser. A, 5.00%, 2/15/36	A	4,000,000	4,620,800

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5.50%, 9/15/21	A-	370,000	414,826

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	4,042,745

			34,458,949
Guam (0.2%)

Territory of GU, Govt. Hotel Occupancy Tax Rev. Bonds, Ser. A, 6.00%, 11/1/26	A-	250,000	278,865

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5.75%, 12/1/34 (Prerefunded 12/1/19)	BBB+	1,000,000	1,077,200

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, U.S. Govt. Coll., 5.625%, 7/1/40 (Prerefunded 7/1/20)	A-	300,000	329,103

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
U.S. Govt. Coll, 5.50%, 10/1/40 (Prerefunded 10/1/20)	Baa2	100,000	109,890
5.00%, 10/1/34	Baa2	200,000	214,354
AGM, 5.00%, 10/1/30	AA	500,000	554,160

			2,563,572
Idaho (0.7%)

ID State Hsg. & Fin. Assn. Rev. Bonds (Garvee), 4.00%, 7/15/30	A2	7,000,000	7,395,010

			7,395,010
Illinois (6.3%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,880,000	3,335,126
Ser. B-2, 5.50%, 1/1/37	BBB+	6,000,000	6,529,140
Ser. A, 5.25%, 1/1/33	BBB+	1,200,000	1,285,848

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B	3,500,000	3,642,975
(School Reform), Ser. B-1, NATL, zero %, 12/1/21	A	1,000,000	877,480
(School Reform), Ser. A, NATL, zero %, 12/1/18	A	3,125,000	3,055,344

Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,083,450
5.00%, 1/1/30	AA	200,000	219,416

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A	265,000	293,093
Ser. F, 5.00%, 1/1/40	A2	3,700,000	3,887,738
Ser. G, 5.00%, 1/1/37	A	600,000	689,904

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,260,010
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,974,266

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/29	A	1,750,000	2,025,485
AGM, 5.00%, 11/1/25 (Prerefunded 11/1/18)	AA	1,695,000	1,748,003

IL Fin. Auth. Rev. Bonds (Rush U. Med. Ctr.)
Ser. B, U.S. Govt. Coll., 7.25%, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,520,000	2,640,607
Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,145,950

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,331,600
5.00%, 1/1/41	Baa3	700,000	742,574
5.00%, 11/1/36	Baa3	3,000,000	3,209,610
5.00%, 11/1/34	Baa3	1,000,000	1,072,940
Ser. C, 5.00%, 11/1/29	Baa3	2,000,000	2,174,660
5.00%, 2/1/28	Baa3	2,350,000	2,564,743
5.00%, 8/1/21	Baa3	2,250,000	2,383,493

IL State Fin. Auth. Rev. Bonds (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	522,415

IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds (U. of IL-CHF-Chicago, LLC), Ser. A, 5.00%, 2/15/47	Baa3	500,000	553,030

Metro. Pier & Exposition Auth. Rev. Bonds (McCormick Place Expansion), Ser. A, 5.00%, 6/15/57	BB+	2,500,000	2,722,800

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds (Green Bond), Ser. E, 5.00%, 12/1/29	AA+	1,580,000	1,886,789

Railsplitter Tobacco Settlement Auth. Rev. Bonds, 5.00%, 6/1/24	A	2,500,000	2,847,400

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28 (Prerefunded 6/1/21)	AAA/P	2,150,000	2,453,559

			63,159,448
Indiana (0.8%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	6,150,000	6,855,590

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	1,026,593

			7,882,183
Iowa (0.1%)

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	750,000	751,695

			751,695
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	A/F	2,900,000	3,059,355

			3,059,355
Kentucky (1.6%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,585,528

KY State Econ. Dev. Fin. Auth. Rev. Bonds (Louisville Arena Auth., Inc.), Ser. A, AGM, 5.00%, 12/1/45	AA	2,750,000	3,129,913

KY State Property & Bldg. Comm. Rev. Bonds (Project No. 117), Ser. B
5.00%, 5/1/29	A1	850,000	1,008,687
5.00%, 5/1/28	A1	565,000	673,559

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38 (Prerefunded 5/1/18)	Baa3	855,000	867,645

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc.), Ser. A
5.00%, 10/1/30	A-	1,135,000	1,333,716
4.00%, 10/1/34	A-	5,000,000	5,256,000

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	469,925
5.00%, 7/1/30	A+	1,000,000	1,134,890

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	1,000,000	1,060,260

			16,520,123
Louisiana (0.3%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	1,075,000	1,204,806

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	1,200,000	1,380,984

			2,585,790
Maryland (0.5%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	1,100,000	1,159,257

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	1,250,000	1,380,463
(Peninsula Regl. Med. Ctr.), 5.00%, 7/1/39	A	2,750,000	3,068,918

			5,608,638
Massachusetts (4.6%)

MA State G.O. Bonds
Ser. J, 5.00%, 12/1/37	Aa1	5,750,000	6,907,073
Ser. G, 4.00%, 9/1/42	Aa1	2,245,000	2,397,368

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	6,750,000	7,112,745

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	920,000	1,021,522
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	1,340,000	1,420,360
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	110,000	116,698
(Berklee College of Music), 5.25%, 10/1/41	A2	5,500,000	6,107,970
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	3,300,000	3,300,726
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,153,360
(Franklin W. Olin College of Engineering), Ser. E, 5.00%, 11/1/43	A+	2,000,000	2,259,100
(Suffolk U.), 5.00%, 7/1/36	Baa2	750,000	865,043
(Suffolk U.), 5.00%, 7/1/35	Baa2	250,000	288,438
(Suffolk U.), 5.00%, 7/1/34	Baa2	700,000	808,045

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	2,415,000	2,534,567

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds (Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	2,600,000	2,797,080

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	1,130,000	1,162,793

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	4,420,000	5,228,993

			46,481,881
Michigan (8.4%)

Allendale, Pub. School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/23	AA-	250,000	288,128

Belding Area School G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/40	AA-	300,000	347,262

Berkley, School Dist. G.O. Bonds (School Bldg. & Site), Q-SBLF, 5.00%, 5/1/31	AA-	250,000	292,880

Caledonia Cmnty., Schools G.O. Bonds, Q-SBLF
5.00%, 5/1/39	AA-	1,000,000	1,139,160
5.00%, 5/1/29	AA-	415,000	482,479

Central MI U. Rev. Bonds, 5.00%, 10/1/34	Aa3	500,000	582,855

Chippewa, Valley School G.O. Bonds, Ser. A, Q-SBLF
5.00%, 5/1/35	Aa1	775,000	897,024
5.00%, 5/1/34	Aa1	250,000	290,128

Dearborn, School Dist. Bldg. & Site G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/30	Aa1	330,000	382,031

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	76,002

Detroit, City School Dist. G.O. Bonds
Ser. C, FGIC, Q-SBLF, 5.25%, 5/1/25	Aa1	455,000	514,032
(School Bldg. & Site), Ser. A, Q-SBLF, 5.00%, 5/1/31	Aa1	1,000,000	1,107,980

Detroit, Downtown Dev. Auth. Tax Increment Tax Alloc. Bonds (Dev. Area No. 1), Ser. A, NATL, 4.75%, 7/1/25	A	1,315,000	1,331,871

Detroit, Wtr. & Swr. Dept. Disp. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A3	2,000,000	2,181,960

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,298

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.)
7.50%, 7/1/39	Ba1	150,000	165,498
7.375%, 7/1/35	Ba1	1,250,000	1,379,225

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds
BAM, 5.375%, 11/1/38	AA	500,000	553,115
BAM, 5.25%, 2/1/40	AA	200,000	229,186
(Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/33	AA	250,000	288,533

Grand Rapids, Rev. Bonds (Sanitation Swr. Syst.), 5.00%, 1/1/37	Aa1	300,000	341,811

Grand Rapids, Wtr. Supply Syst. Rev. Bonds, 5.00%, 1/1/41	Aa2	400,000	464,820

Grand Valley, State U. Rev. Bonds
(MI State U.), Ser. A, U.S. Govt. Coll., 5.00%, 12/1/32	A1	250,000	291,568
Ser. B, 5.00%, 12/1/29	A+	410,000	478,642
Ser. B, 5.00%, 12/1/28	A+	250,000	292,900

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	7,780,000	8,826,799

Holland, Elec. Util. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/39	AA	1,000,000	1,100,060

Holland, School Dist. G.O. Bonds, AGM, 5.00%, 5/1/29	AA	1,000,000	1,161,960

Kalamazoo, Hosp. Fin. Auth. Fac. Rev. Bonds
(Bronson Hosp.), Ser. A, AGM, 5.00%, 5/15/26	AA	2,000,000	2,026,860
(Bronson Healthcare Group), 4.00%, 5/15/31	A2	500,000	532,545

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A
5.25%, 11/1/31	A2	250,000	285,748
5.25%, 11/1/30	A2	3,000,000	3,432,480

Kentwood, Economic Dev. Rev. Bonds
(Holland Home), 5.625%, 11/15/32	BBB-/F	350,000	380,303
(Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,250,000	2,412,990

Kentwood, Pub. School G.O. Bonds (School Bldg. & Site), 5.00%, 5/1/41	AA-	250,000	288,385

Lansing, Board of Wtr. & Ltg. Util. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/37	Aa3	1,000,000	1,090,510

Lansing, School Dist. G.O. Bonds (School Bldg. & Site), Ser. I, Q-SBLF
5.00%, 5/1/41	AA-	225,000	260,267
5.00%, 5/1/27	AA-	500,000	600,930

Lincoln, Cons. School Dist. G.O. Bonds, Ser. A, AGM, Q-SBLF, 5.00%, 5/1/40	AA	200,000	231,508

Livonia, Pub. School Dist. Bldg. & Site G.O. Bonds, Ser. I, AGM, 5.00%, 5/1/36	AA	500,000	567,850

Livonia, Pub. School Dist. G.O. Bonds, AGM, 5.00%, 5/1/45	AA	200,000	229,592

Marquette, Board of Light & Pwr. Elec. Util. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/24	A	400,000	466,908
5.00%, 7/1/18	A	310,000	315,140

MI Pub. Pwr. Agcy. Rev. Bonds, Ser. A, 5.00%, 1/1/27	A2	700,000	759,745

MI State Bldg. Auth. Rev. Bonds (Fac. Program), Ser. I
6.00%, 10/15/38 (Prerefunded 10/15/18)	AAA/P	725,000	750,005
6.00%, 10/15/38	Aa2	65,000	67,231
U.S. Govt. Coll., 6.00%, 10/15/38 (Prerefunded 10/15/18)	AAA/P	1,000,000	1,034,490

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	2,750,000	3,091,055
(Sparrow Hlth. Oblig. Group), 5.00%, 11/15/42	A1	1,590,000	1,774,551
(Henry Ford Hlth. Syst.), 5.00%, 11/15/41	A	600,000	679,806
Ser. H-1, 5.00%, 10/1/39	AA-	5,250,000	5,798,835
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	400,000	451,904
(Local Govt. Loan Program Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/34	A-	500,000	552,400
(Holland Cmnty. Hosp.), Ser. A, 5.00%, 1/1/34	A+	750,000	852,615
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	270,000	303,345
Ser. H-1, 5.00%, 10/1/30	AA-	500,000	563,555
(MidMichigan Hlth.), 5.00%, 6/1/30	A1	500,000	578,220
(Clean Wtr. Revolving Fund), 5.00%, 10/1/29	AAA	500,000	610,800
(Detroit), Ser. C-3, 5.00%, 4/1/26	Aa2	1,000,000	1,160,120
(Detroit), Ser. C-3, 5.00%, 4/1/24	Aa2	500,000	565,965
Ser. 25-A, 5.00%, 11/1/22	Aa3	125,000	139,365
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	850,000	888,667

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds (College for Creative Studies), 5.00%, 12/1/45	BBB+	250,000	265,395

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	3,500,000	3,720,045
(Ascension Hlth.), Ser. B, 5.00%, 11/15/25	AA+	1,000,000	1,064,360

MI State Hsg. Dev. Auth. Rev. Bonds
(Rental Hsg.), Ser. A, 4.625%, 10/1/39	AA	225,000	237,596
(Rental Hsg.), Ser. A, 4.45%, 10/1/34	AA	100,000	106,323
3.95%, 12/1/40	AA+	475,000	491,031
(Rental Hsg.), Ser. D, 3.95%, 10/1/37	AA	1,050,000	1,102,269

MI State Strategic Fund Ltd. Rev. Bonds
(United Methodist Retirement Cmntys., Inc.), 5.75%, 11/15/33	BBB+/F	500,000	506,715
(Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,500,000	1,737,135

MI State Strategic Fund Ltd. Oblig. Rev. Bonds
(Detroit Edison Co.), AMBAC, 7.00%, 5/1/21	Aa3	1,500,000	1,735,515
(Evangelical Homes of MI), 5.25%, 6/1/32	BB+/F	400,000	419,856
(Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa2	750,000	843,615

MI State U. Rev. Bonds
Ser. A, 5.00%, 8/15/38	Aa1	500,000	567,915
Ser. C, 5.00%, 8/15/18	Aa1	1,000,000	1,021,760

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5.00%, 12/1/26	AA	1,000,000	1,014,270

Oakland U. Rev. Bonds
5.00%, 3/1/39	A1	2,000,000	2,255,780
5.00%, 3/1/37	A1	500,000	543,315
Ser. A, 5.00%, 3/1/33	A1	500,000	555,040
5.00%, 3/1/32	A1	130,000	148,049

Rochester, Cmnty. School Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/36	AA-	250,000	289,185

Roseville, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/31	AA-	250,000	291,420

Saginaw Valley State U. Rev. Bonds, Ser. A
5.00%, 7/1/35	A1	300,000	347,622
5.00%, 7/1/32	A1	200,000	233,552

Saginaw, Hosp. Fin. Auth. Rev. Bonds (Convenant Med. Ctr.), Ser. H, 5.00%, 7/1/30	A+	1,000,000	1,070,590

South Haven, Pub. School Bldg. & Site G.O. Bonds, Ser. A, BAM, 5.00%, 5/1/29	AA	575,000	667,023

Sturgis Pub. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/27	AA-	325,000	386,750

Thornapple Kellogg, School Dist. G.O. Bonds, Q-SBLF, 5.00%, 5/1/32	Aa1	250,000	287,465

Troy, City School Dist. Bldg. & Site G.O. Bonds, Q-SBLF, 5.00%, 5/1/28	AA	500,000	582,115

Warren, Cons. School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/35	AA-	350,000	401,230

Wayne Cnty., Arpt. Auth. Rev. Bonds (Detroit Metro. Arpt.), Ser. C, 5.00%, 12/1/22	A2	1,000,000	1,082,050

Wayne St. U. Rev. Bonds, AGM, 5.00%, 11/15/25 (Prerefunded 11/15/18)	Aa3	415,000	427,599

West Ottawa, Pub. School Bldg. & Site Dist. G.O. Bonds, Ser. I, 5.00%, 5/1/35	Aa2	150,000	171,440

Western MI U. Rev. Bonds, 5.25%, 11/15/30	A1	200,000	232,440

Wyandotte, Elec. Rev. Bonds, Ser. A, BAM, 5.00%, 10/1/44	AA	300,000	335,241

Ypsilanti, School Dist. G.O. Bonds, Ser. A, Q-SBLF, 5.00%, 5/1/32	AA-	250,000	287,388

			84,666,991
Minnesota (0.3%)

MN State Higher Ed. Fac. Auth. Rev. Bonds (Carleton College)
4.00%, 3/1/36	Aa2	400,000	435,164
4.00%, 3/1/35	Aa2	1,000,000	1,089,590

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. A, 1.72%, 11/15/38	A-1+	500,000	500,000

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	1,500,000	1,422,705

			3,447,459
Mississippi (1.3%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,865,000	1,870,259

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E
1.93%, 12/1/30	VMIG1	5,600,000	5,600,000
1.93%, 12/1/30	VMIG1	5,500,000	5,500,000

			12,970,259
Missouri (0.2%)

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5.00%, 6/1/37	A	2,000,000	2,193,520

			2,193,520
Nevada (1.1%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,300,000	1,509,768

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/20	BBB	755,000	795,823

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 1.90%, 6/1/42	VMIG1	8,480,000	8,480,000

			10,785,591
New Hampshire (0.7%)

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	676,450
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,500,000	1,714,290
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	5,088,465

			7,479,205
New Jersey (4.8%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,486,355

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5.875%, 6/1/42 (Prerefunded 6/1/20)	Baa3	3,840,000	4,133,837
(School Fac. Construction), Ser. AA, 5.25%, 12/15/33	Baa1	3,660,000	3,822,138
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,250,000	1,442,550
Ser. B, 5.00%, 11/1/26	Baa1	5,400,000	6,182,352

NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	3,000,000	3,293,280

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.60%, 11/1/34	A1	2,000,000	2,158,620
Ser. D, 4.875%, 11/1/29	A1	1,100,000	1,189,023

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5.625%, 6/1/30	AA	2,250,000	2,369,340

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds (Hackensack Meridian Hlth.), Ser. A, 5.00%, 7/1/35	A+	2,500,000	2,969,525

NJ State Hlth. Care Fac. Fin. Auth. VRDN (Virtua Hlth.), Ser. C, 1.80%, 7/1/43	A-1	500,000	500,000

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 6.00%, 6/15/35	Baa1	3,000,000	3,376,710
Ser. C, AMBAC, zero %, 12/15/24	Baa1	8,760,000	6,873,534

Rutgers State U. VRDN, Ser. A, 1.65%, 5/1/18	VMIG1	1,890,000	1,890,000

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. B, 5.00%, 1/1/36	Baa1	1,000,000	1,102,510

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	4,750,000	5,320,285

			48,110,059
New Mexico (0.7%)

Farmington, Poll. Control Rev. Bonds (AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	4,500,000	4,795,155

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/32	BBB-	2,155,000	2,269,581

			7,064,736
New York (8.1%)

Hudson Yards Infrastructure Corp. Rev. Bonds, Ser. A
5.75%, 2/15/47	Aa3	1,140,000	1,256,519
FHLMC Coll., U.S. Govt. Coll., 5.75%, 2/15/47 (Prerefunded 2/15/21)	Aa3	55,000	61,715

Metro. Trans. Auth. Rev. Bonds
Ser. D-1, 5.00%, 11/15/39	AA-	3,360,000	3,875,424
(Green Bonds), Ser. C-1, 4.00%, 11/15/35	AA-	1,500,000	1,635,540
(Green Bonds), Ser. C-1, 4.00%, 11/15/32	AA-	5,500,000	6,074,530

Metro. Trans. Auth. Dedicated Tax Fund Mandatory Put Bonds (6/1/22), Ser. A-2A, 2.16%, 11/1/26	AA	5,125,000	5,120,900

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds, Ser. A, 5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	175,000	181,032

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds (U. of Rochester)
Ser. C, 4.00%, 7/1/36	Aa3	750,000	816,090
Ser. D, 4.00%, 7/1/36	Aa3	500,000	544,060
Ser. C, 4.00%, 7/1/35	Aa3	1,500,000	1,634,790
Ser. D, 4.00%, 7/1/34	Aa3	650,000	710,099

MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	5,480,000	5,773,399

NY City, G.O. Bonds, Ser. B-1, 5.00%, 10/1/36	Aa2	5,000,000	6,022,150

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	BBB	300,000	300,765

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds (2nd Gen. Resolution)
5.00%, 6/15/46	Aa1	2,000,000	2,326,120
Ser. CC-1, 5.00%, 6/15/46	Aa1	5,000,000	5,913,350

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/39	AAA	3,500,000	4,122,335
(Future Tax), Ser. E-1, 5.00%, 2/1/38	AAA	3,710,000	4,372,643

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1, 5.00%, 7/15/40	Aa2	5,000,000	5,868,500

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6.00%, 7/1/20	Aa2	10,900,000	11,801,212
Ser. 15B-B, 5.00%, 3/15/35	AAA	1,000,000	1,187,950

NY State Dorm. Auth. Personal Income Tax Rev. Bonds, Ser. E, 5.00%, 2/15/44	AAA	3,500,000	4,042,465

NY State Energy Research & Dev. Auth. Gas Fac. FRN (Brooklyn Union Gas), Ser. A-1, NATL, 2.993%, 12/1/20	A2	3,300,000	3,261,423

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.00%, 7/1/46	Baa3	1,000,000	1,099,860
5.00%, 7/1/41	Baa3	1,000,000	1,101,720

Port Auth. of NY & NJ Rev. Bonds
(Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	700,000	728,889
Ser. 172nd, 4.50%, 4/1/37	Aa3	1,940,000	2,069,437

			81,902,917
North Carolina (0.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,250,000	1,315,175

NC State Med. Care Comm. Retirement Fac. Rev. Bonds (United Methodist Retirement Homes), Ser. A
5.00%, 10/1/42	BBB/F	750,000	833,993
5.00%, 10/1/37	BBB/F	250,000	278,698

NC State Muni. Pwr. Agy. No. 1 Rev. Bonds (Catawba Elec.), Ser. A, 5.00%, 1/1/30	A2	345,000	356,109

			2,783,975
Ohio (2.8%)

American Muni. Pwr., Inc. Rev. Bonds (Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/29	A	1,200,000	1,405,656

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	4,000,000	3,871,960

Cleveland, Income Tax Rev. Bonds (Bridges & Roadways Impt.), Ser. B-2, 5.00%, 10/1/31	AA+	1,230,000	1,470,711

Franklin Cnty., Rev. Bonds (Trinity Hlth. Credit Group), Ser. A, 5.00%, 12/1/47	Aa3	3,500,000	4,073,370

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
6.125%, 7/1/40		1,000,000	1,113,130
6.00%, 7/1/35		1,875,000	2,084,025

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB-/F	1,000,000	1,078,170

Huber Heights City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/31	Aa2	1,100,000	1,303,192

Middleburg Heights, Hosp. Rev. Bonds (Southwest Gen. Hlth. Ctr.), 5.00%, 8/1/47	A2	1,500,000	1,665,075

OH State Hosp. Fac. Rev. Bonds (Cleveland Clinic Hlth. Syst.), Ser. A
4.00%, 1/1/43	Aa2	1,450,000	1,549,833
4.00%, 1/1/34	Aa2	1,250,000	1,365,238

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,994,598

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.)
5.00%, 2/15/34	A2	645,000	740,441
5.00%, 2/15/33	A2	355,000	408,360

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	1,350,000	1,492,979
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	145,000	158,747

Youngstown State U. Rev. Bonds, 5.00%, 12/15/25	A+	2,000,000	2,199,040

			27,974,525
Oregon (0.3%)

OR State G.O. Bonds, Ser. F, 5.00%, 5/1/39	Aa1	2,635,000	3,106,322

			3,106,322
Pennsylvania (4.8%)

Centre Ctny., Hosp. Auth. Rev. Bonds (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A	500,000	567,045

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.25%, 1/1/19	BBB+/F	1,465,000	1,518,282
(Presbyterian Homes Oblig. Group), Ser. A, 5.15%, 1/1/18	BBB+/F	665,000	665,000
(Diakon Lutheran Social Ministries), 5.00%, 1/1/33	BBB+/F	1,000,000	1,120,090
(Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	120,000	134,860
(Diakon Lutheran Social Ministries), 5.00%, 1/1/31	BBB+/F	100,000	112,759

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A
5.00%, 6/1/36	A1	510,000	592,059
5.00%, 6/1/34	A1	640,000	745,894

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Baa3	500,000	553,325

East Stroudsburg, Area School Dist. G.O. Bonds, AGM
5.00%, 9/1/27	Aa3	5,430,000	5,460,571
5.00%, 9/1/27 (Prerefunded 3/1/18)	Aa3	70,000	70,405

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.), Ser. A-2, 5.00%, 2/15/39	Aa2	1,000,000	1,168,020

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5.25%, 7/1/42	AA-	3,250,000	3,300,245

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of Sciences Philadelphia), 5.00%, 11/1/42	A3	1,500,000	1,639,485

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	1,200,000	1,243,344

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5.00%, 4/1/24	A2	1,000,000	1,093,710
5.00%, 4/1/23	A2	1,000,000	1,098,350

PA State Tpk. Comm. Rev. Bonds
Ser. A, 5.00%, 12/1/44	A1	5,245,000	6,018,585
Ser. B-1, 5.00%, 6/1/42	A3	1,725,000	1,963,533
Ser. A, 5.00%, 12/1/38	A1	2,250,000	2,592,608
Ser. 2nd, 5.00%, 12/1/37	A3	2,000,000	2,299,980

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/27	A2	1,250,000	1,489,413

PA State U. Rev. Bonds, Ser. B
5.00%, 9/1/35	Aa1	1,000,000	1,180,930
5.00%, 9/1/34	Aa1	1,000,000	1,181,700

Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,160,360
5.00%, 8/1/31	A	1,000,000	1,162,590

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	3,000,000	3,196,890

Pittsburgh, G.O. Bonds
5.00%, 9/1/36	A1	500,000	591,135
Ser. B, 5.00%, 9/1/25	A1	2,500,000	2,836,900
4.00%, 9/1/33	A1	500,000	548,690

Westmoreland Cnty., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	550,000	655,314

			47,962,072
Puerto Rico (—%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5.50%, 5/15/39	Ba1	100,000	94,590

			94,590
Rhode Island (0.5%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,132,740

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,403,465

			4,536,205
South Carolina (2.3%)

Lexington Cnty., Hlth. Svcs. Dist. Rev. Bonds (LexMed Oblig. Group)
4.00%, 11/1/32	A1	750,000	804,938
4.00%, 11/1/31	A1	750,000	808,103

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,172,090
5.00%, 10/1/28	A2	425,000	500,667

SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	A1	6,000,000	6,961,500
Ser. A, 5.50%, 12/1/54	A1	2,000,000	2,283,320
Ser. E, 5.25%, 12/1/55	A1	1,970,000	2,262,092
Ser. A, 5.00%, 12/1/50	A1	5,000,000	5,621,050
Ser. E, 5.00%, 12/1/48	A1	1,385,000	1,540,328
Ser. A, 5.00%, 12/1/25	A1	750,000	886,125

			22,840,213
Tennessee (0.4%)

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5.25%, 9/1/20	A3	4,000,000	4,330,840

			4,330,840
Texas (10.8%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, PSFG
5.00%, 12/1/33	AAA	1,575,000	1,868,486
4.00%, 12/1/31	AAA	365,000	400,058

Bexar Cnty., G.O. Bonds, 4.00%, 6/15/34	Aaa	2,000,000	2,188,920

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95%, 5/15/33	BBB	1,100,000	1,142,746

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	3,450,000	3,496,817

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	650,000	722,300

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools)
Ser. B, 5.00%, 8/15/27	BBB+	375,000	436,515
PSFG, 4.00%, 8/15/31	AAA	2,000,000	2,215,300

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	5,530,000	6,439,021

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,000,000	2,336,520

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	2,000,000	2,135,620

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	5,000,000	5,776,400

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa3	1,300,000	1,410,669

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 1.80%, 12/1/24	A-1+	6,365,000	6,365,000

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/25	A+	3,500,000	3,820,495

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,356,188

Houston, Util. Syst. Rev. Bonds, Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,630,858

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,700,000	1,825,596

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
5.00%, 5/15/40	A	750,000	853,770
5.00%, 5/15/33	A	150,000	174,215

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	2,250,000	2,545,245

Mission, Econ. Dev. Corp. Solid Waste Disp. Mandatory Put Bonds (1/2/18) (Republic Svcs., Inc.), Ser. A, 1.45%, 1/1/20	A-2	1,300,000	1,300,000

New Hope Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Children's Hlth. Syst. of TX), Ser. A, 4.00%, 8/15/34	Aa2	1,000,000	1,058,100

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	809,978

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	12,196,974
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	640,000	640,000
(1st Tier), Ser. A, 5.625%, 1/1/33	A1	370,000	370,000
(1st Tier), Ser. A, NATL, 5.125%, 1/1/28	A1	615,000	615,000
Ser. D, AGC, zero %, 1/1/28	AA	11,620,000	8,826,668

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	46,000	64
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	700,000	980
Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	525,000	735
Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	91,000	127
Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	1,490,000	2,086

SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds (Gas Supply), 5.50%, 8/1/25	A3	250,000	301,285

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5.25%, 7/1/32	AA	1,415,000	1,418,509

San Antonio, Elec. & Gas Syst. Mandatory Put Bonds (12/1/21), Ser. B, 2.00%, 2/1/33	Aa2	1,500,000	1,520,325

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	1,000,000	1,080,630

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.00%, 11/15/46	A/F	1,600,000	1,804,416
5.00%, 11/15/37	A/F	750,000	858,638

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6.875%, 12/31/39	Baa2	1,650,000	1,806,503

TX State G.O. Bonds
(Trans. Auth.), Ser. A, 5.00%, 10/1/44	Aaa	4,950,000	5,743,485
5.00%, 4/1/44	Aaa	5,000,000	5,746,400
(Trans. Comm.-Mobility Fund), 4.00%, 10/1/32	Aaa	1,000,000	1,089,210

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7.375%, 10/1/20	A1	4,000,000	4,528,720

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/29	A3	2,475,000	2,777,297

TX State Muni. Pwr. Agcy. Rev. Bonds (Syst. Net/Transmission Converting Security)
5.00%, 9/1/47	A+	1,750,000	1,868,423
5.00%, 9/1/37	A+	250,000	268,863

Victoria, Util. Syst. Rev. Bonds, AMBAC, U.S. Govt. Coll., 5.00%, 12/1/27 (Prerefunded 1/19/18)	AA-	1,785,000	1,787,856

			108,562,011
Utah (0.1%)

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	1,000,000	1,014,800

			1,014,800
Virginia (3.6%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5.00%, 5/1/23	A2	1,535,000	1,607,421

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/36	BBB/F	650,000	731,783

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA United Methodist Homes, Inc.)
5.00%, 6/1/25	BB+/P	410,000	441,525
5.00%, 6/1/23	BB+/P	445,000	483,421

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27	AA	11,900,000	13,580,518

Small Bus. Fin. Auth. Private Activity Rev. Bonds (Transform 66 P3)
5.00%, 12/31/56	Baa3	5,500,000	6,161,375
5.00%, 12/31/52	Baa3	1,000,000	1,121,970

VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B
4.00%, 7/1/40	Aa3	700,000	746,718
4.00%, 7/1/37	Aa3	1,500,000	1,605,195
4.00%, 7/1/36	Aa3	1,500,000	1,609,020

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,200,000	1,300,056

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	6,100,000	6,457,399

			35,846,401
Washington (2.7%)

Grant Cnty., Pub. Util. Dist. No. 2 Mandatory Put Bonds (12/2/20) (Elec. Syst.), 2.00%, 1/1/44	AA	2,500,000	2,503,200

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,127,760

Seattle, Muni. Light & Pwr. Rev. Bonds, Ser. C, 4.00%, 9/1/47	Aa2	4,000,000	4,322,720

WA State COP, Ser. A, 5.00%, 7/1/34	Aa2	4,480,000	5,321,389

WA State G.O. Bonds
Ser. A-1, 5.00%, 8/1/37	Aa1	1,580,000	1,872,663
Ser. 17-A, 5.00%, 8/1/35	Aa1	5,000,000	5,946,850

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.148%, 1/1/42	A	2,500,000	2,499,825

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,250,000	1,346,188
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	1,620,000	1,663,303

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Bayview Manor Homes), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	392,156

			26,996,054
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	A-	1,000,000	1,087,850

			1,087,850
Wisconsin (0.9%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	1,000,000	1,099,240

Pub. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (2/1/18) (Waste Mgt., Inc.), Ser. A-2, 1.25%, 10/1/25	A-2	3,650,000	3,644,708

WI State Rev. Bonds, Ser. A, U.S. Govt. Coll., 6.00%, 5/1/27 (Prerefunded 5/1/19)	AAA/P	330,000	349,308

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	3,000,000	3,170,610
(Three Pillars Sr. Living), 5.00%, 8/15/28	A/F	1,040,000	1,161,555

			9,425,421
Wyoming (0.5%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	3,000,000	3,176,009

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A, 5.50%, 1/1/33 (Prerefunded 1/1/18)	A2	1,410,000	1,410,000

			4,586,009

Total municipal bonds and notes (cost $937,206,589)			$989,553,048

PREFERRED STOCKS (0.4%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		1,550,000	$1,553,953

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, $5.75 cum. pfd.		2,000,000	2,102,700

Total preferred stocks (cost $3,550,000)			$3,656,653

TOTAL INVESTMENTS

Total investments (cost $940,756,589)			$993,209,701

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,007,525,556.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	15.8%
	Utilities	15.5
	Transportation	13.9
	State debt	11.4

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$989,540,537	$12,511
Preferred stocks	—	3,656,653	—

Totals by level	$—	$993,197,190	$12,511

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018